INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings (Details) - USD ($)	1 Months Ended
	Nov. 30, 2024	Dec. 31, 2024	Jun. 30, 2024
Current
Corporate bonds		$ 19,024,076	$ 42,035,925
Borrowings		119,191,968	136,747,198
Non-current
Corporate bonds		46,484,304	25,071,823
Borrowings		66,913,633	42,104,882
Bank borrowings
Current
Borrowings		97,216,797	91,816,134
Non-current
Borrowings		20,429,329	15,316,612
Trust debt securities
Current
Borrowings		$ 2,951,095	2,895,139
Non-current
Borrowings			$ 1,716,447
Series X corporate bonds
Non-current
Public offering	$ 25,900,000
Class A, Due November 2026
Non-current
Nominal annual rate	7.00%
Public offering	$ 2,400,000
Class B, Due November 2027
Non-current
Nominal annual rate	8.00%
Public offering	$ 23,500,000